LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
LOSS PER SHARE
Schedule of computation of basic and diluted net loss per ordinary share

	Years ended December 31,
	2022	2023	2024

Numerator:
Net loss attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd.	$(56,582)	$(9,590)	$(2,489)
Adjusted net loss attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd. used in calculating net loss per ordinary share —diluted	(56,582)	(9,590)	(2,489)
Denominator:
Weighted average number of shares used in calculating net loss per ordinary share — basic	226,248,599	225,940,602	221,126,969
Weighted average number of shares used in calculating net loss per ordinary share — diluted	226,248,599	225,940,602	221,126,969
Net loss per ordinary share — basic	$(0.25)	$(0.04)	$(0.01)
Net loss per ordinary share — diluted	$(0.25)	$(0.04)	$(0.01)